Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST XII
Prospectus Date	rr_ProspectusDate	Dec. 28, 2023
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2024